FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]

15. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

(a) Fair Values

Fair value hierarchy

The following provides a description of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

  Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
  Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
  Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Assets and liabilities measured at fair value on a recurring basis were presented on the Company's statement of financial position as at December 31, 2025 and 2024 as follows:

	Fair value measurements using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, December 31, 2025 $

Investments	7,098,893	-	1,038,050	8,136,943

	Fair value measurements using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, December 31, 2024 $

Investments	-	-	77,229	77,229

The fair values of the Company's other financial instruments, which include cash, short-term investments, other receivables (except GST), accounts payable and accrued liabilities, and due to related parties, approximate their carrying values due to the relatively short-term maturity of these instruments.

(b) Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents and short-term investments. The Company limits its exposure to credit loss by placing its cash and cash equivalents and short-term investments with high credit quality financial institutions. The carrying amount of financial assets represents the maximum credit exposure.

(c) Foreign Exchange Rate Risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities are denominated in a foreign currency.

The following tables indicate the impact of foreign currency exchange risk on net working capital as at December 31, 2025 and 2024. The tables below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company's net loss by the amounts shown in the tables below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as at December 31, 2025 and 2024.

2025	TWD	KRW	US$

Cash	43,511	-	218,798
Investments	-	7,472,518,740	-
Accounts payable and accrued liabilities	(185,400)	-	(782,639)
Total foreign currency financial assets and liabilities	(141,889)	7,472,518,740	(563,841)
Impact of a 10% strengthening or weakening of foreign exchange rate	(14,189)	747,251,874	(56,384)

2024	TWD	US$

Cash	82,993	(1,249)
Other receivables (except GST)	-	106,489
Accounts payable and accrued liabilities	(6,337,488)	(237,069)
Total foreign currency financial assets and liabilities	(6,254,495)	(131,829)
Impact of a 10% strengthening or weakening of foreign exchange rate	(625,450)	(13,183)

(d) Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to significant interest rate risk as it does not have any liabilities with variable rates.

(e) Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company's objective to managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company relies on raising debt or equity financing in a timely manner.

The following amounts are the contractual maturities of financial liabilities as at December 31, 2025, and 2024:

2025	Total $	Within 1 year $	Within 2-5 years $
Accounts payable and accrued liabilities	2,151,111	2,151,111	-
Due to related parties	25,882	25,882	-
Total	2,176,993	2,176,993	-

2024	Total $	Within 1 year $	Within 2-5 years $
Accounts payable and accrued liabilities	1,450,252	1,450,252	-
Due to related parties	27,172	27,172	-
Total	1,477,424	1,477,424	-

(f) Price Risk

The Company is exposed to price risk with respect to investment in public entities. The Company is subject to risks associated with fluctuations in the market price of such investments.